COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013 Commitments to make loans Maximum	Dec. 31, 2013 Commitments to make loans Fixed Rate	Dec. 31, 2012 Commitments to make loans Fixed Rate	Dec. 31, 2013 Commitments to make loans Fixed Rate Maximum	Dec. 31, 2013 Commitments to make loans Fixed Rate Minimum	Dec. 31, 2013 Commitments to make loans Variable Rate	Dec. 31, 2012 Commitments to make loans Variable Rate	Dec. 31, 2013 Unused lines of credit and letters of credit Fixed Rate	Dec. 31, 2013 Unused lines of credit and letters of credit Variable Rate	Dec. 31, 2012 Unused lines of credit and letters of credit Variable Rate
Commitments and contingent liabilities
Credit commitments contractual amount		$ 2,153	$ 2,595			$ 250	$ 110	$ 189	$ 10,005	$ 12,200
Commitment term to extend credit	120 days			30 years	5 years
Fixed rate loan commitments interest rates				5.25%	3.00%